Supplement dated May 29, 2014
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Alternative Strategies Fund (the “Fund”)	1/1/14

Information under the caption “Fund Management” in the “Summary of the Fund” section for AQR Capital Management, LLC (AQR) is hereby superseded and replaced with the following information:
Subadviser: AQR Capital Management, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Clifford S. Asness, Ph.D., M.B.A.	Portfolio Manager and Managing and Founding Principal of AQR	Co-manager	2012
Brian K. Hurst	Portfolio Manager and Principal of AQR	Co-manager	2012
John M. Liew, Ph.D., M.B.A.	Portfolio Manager and Founding Principal of AQR	Co-manager	2012
Yao Hua Ooi	Portfolio Manager and Principal of AQR	Co-manager	2012
Ari Levine, M.S.	Portfolio Manager and Vice President of AQR	Co-manager	May 2014
The rest of the section remains the same.
The portfolio manager information for AQR under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:
Subadviser: AQR Capital Management, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Clifford S. Asness, Ph.D., M.B.A.	Portfolio Manager and Managing and Founding Principal of AQR	Co-manager	2012
Brian K. Hurst	Portfolio Manager and Principal of AQR	Co-manager	2012
John M. Liew, Ph.D., M.B.A.	Portfolio Manager and Founding Principal of AQR	Co-manager	2012
Yao Hua Ooi	Portfolio Manager and Principal of AQR	Co-manager	2012
Ari Levine, M.S.	Portfolio Manager and Vice President of AQR	Co-manager	May 2014
Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of AQR. Dr. Asness cofounded AQR in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.
Brian K. Hurst is a Principal of AQR. Mr. Hurst joined AQR in 1998 and is portfolio manager of its risk parity and managed futures strategies. Mr. Hurst earned a B.S. in economics at the Wharton School at the University of Pennsylvania.
John M. Liew, Ph.D., M.B.A., is a Founding Principal of AQR. Dr. Liew cofounded AQR in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.
Yao Hua Ooi is a Principal of AQR. Mr. Ooi joined AQR in 2004 and focuses on research and portfolio management of macro-related strategies. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.
Ari Levine, M.S., is a Vice President of AQR. Mr. Levine joined AQR in 2007 and oversees research and manages portfolios for its commodities and managed-futures strategies. Mr. Levine earned a B.S. in engineering, a B.S. in economics and an M.S. in engineering from the University of Pennsylvania.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP100_08_004_(05/14)